Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Financial assets
Derivative instruments	$ 297		$ 794
Other investments and non-current accounts receivable	4,974		4,964
Other investments and non-current accounts receivable	5,271		5,758
Financial liabilities
Long-term debt	182,074	$ 9,339	177,022
Other financial obligations	12,028		12,859
Derivative instruments	406		402
Total financial liabilities	194,508		190,283
At Fair Value [Member]
Financial assets
Derivative instruments	297		794
Other investments and non-current accounts receivable	4,974		4,964
Other investments and non-current accounts receivable	5,271		5,758
Financial liabilities
Long-term debt	179,740		184,220
Other financial obligations	11,924		13,381
Derivative instruments	406		402
Total financial liabilities	$ 192,070		$ 198,003